TradersAI Large Cap Equity & Cash ETF
Schedule of Investments
November 30, 2025 (Unaudited)
PURCHASED OPTIONS - 0.1%(a)(b)	Notional Amount	Contracts	Value
Put Options - 0.1%
E-Mini S&P 500 Futures, Expiration: 12/1/2025; Exercise Price: $6,780.00	$41,157	6	$720

TOTAL PURCHASED OPTIONS (Cost $3,158)			720

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.92%(c)		4,680	4,680

TOTAL SHORT-TERM INVESTMENTS (Cost $4,680)			4,680

TOTAL INVESTMENTS - 0.7% (Cost $7,838)			$5,400
Other Assets in Excess of Liabilities - 99.3%			744,401
TOTAL NET ASSETS - 100.0%			$749,801

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.

TradersAI Large Cap Equity & Cash ETF
Schedule of Futures Contracts
November 30, 2025 (Unaudited)

FUTURES CONTRACTS - (1.3)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	6	12/19/2025	$2,057,850	$41,987

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	(6)	03/20/2026	(2,075,475)	(51,764)

Net Unrealized Appreciation (Depreciation)				(9,777)